CHARLENE A. GRANT
Assistant Vice President
Insurance Counsel
Law Department
Phone: 949-219-7286
Fax: 949-219-6952
Charlene.Grant@pacificlife.com
October 25, 2007
Attention: EDGAR Filing Desk
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Explorer Individual Flexible Premium Deferred Variable Annuity (File No. 333-141135) funded by Separate Account A (File Number 811- 08946) of Pacific Life Insurance Company Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life Insurance Company (“Pacific Life”) and Separate Account A (“Separate Account”) of Pacific Life, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is Post-Effective Amendment No. 1, with exhibits, on Form N-4. This Post-Effective Amendment relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Explorer Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Explorer” or “Contract”), which is funded by the Separate Account.
Pacific Life is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 15, 1984).” This Post-Effective Amendment contains disclosure for an enhanced version of existing optional benefit riders (“New Disclosure”) based on the “Guaranteed Protection Advantage 5” rider and the “Flexible Lifetime Income Rider” rider.
The staff previously reviewed the existing disclosure contained in this Post-Effective Amendment No. 1, in connection with its review of Post-Effective Amendment No. 2 and Post-Effective Amendment No. 8 of Pacific Value for Pacific Life & Annuity (File No. 333-107571) filed on February 17, 2005 and October 19, 2007, respectively (hereinafter collectively referred to as “Prior Filings”). The New Disclosure is substantially similar to the disclosure contained in the Prior Filings. By copy of this letter, we are sending a hard copy of the New Disclosure marked to show where disclosure differs materially from that in the Prior Filings.
The New Disclosure differs materially from the Prior Filings as follows:
1.	Guaranteed Protection Advantage 3 Rider
a.	The annual charge for the rider is based on the benefit base and Step-Ups may occur every 3 years.
2.	Flexible Lifetime Income Rider II
a.	The annual credit eligibility changed and the annual credit percentage increased.
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-7286.

Sincerely,
/s/ CHARLENE A. GRANT

Charlene A. Grant